Consolidated Statements of Changes in Stockholders’ Equity - 10-K - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Private GRI	Private GRI Redeemable Common Stock	Private GRI Convertible promissory notes	Private GRI Bridge promissory note	Private GRI Common Stock	Private GRI Additional Paid-in Capital	Private GRI Additional Paid-in Capital Convertible promissory notes	Private GRI Additional Paid-in Capital Bridge promissory note	Private GRI Accumulated Deficit
Beginning balance (in shares) at Dec. 31, 2020						29,857
Beginning balance at Dec. 31, 2020						$ 124
Ending balance (in shares) at Dec. 31, 2021	1,116					29,857
Ending balance at Dec. 31, 2021	$ 124				$ 124	$ 124
Beginning balance (in shares) at Dec. 31, 2020									3,241,215
Beginning balance at Dec. 31, 2020					(4,945)				$ 33	$ 8,742			$ (13,720)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)									10,989
Issuance of common stock					100				$ 0	100
Issuance of warrants and non-contingent beneficial ownership feature in connection with convertible promissory note					150					150
Extinguishment of accrued compensation					1,406					1,406
Net loss					$ (1,559)								(1,559)
Ending balance (in shares) at Dec. 31, 2021		121,631			3,252,204				3,252,204
Ending balance at Dec. 31, 2021	$ (4,848)	$ 0	$ 10,430	$ (15,278)	$ (4,848)				$ 33	10,398			(15,279)
Ending balance (in shares) at Mar. 31, 2022	1,116
Ending balance at Mar. 31, 2022	$ 124
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(302)			(302)
Ending balance (in shares) at Mar. 31, 2022		121,631
Ending balance at Mar. 31, 2022	$ (5,150)	$ 0	10,430	(15,580)
Beginning balance (in shares) at Dec. 31, 2021	1,116					29,857
Beginning balance at Dec. 31, 2021	$ 124				$ 124	$ 124
Ending balance (in shares) at Sep. 30, 2022	1,116
Ending balance at Sep. 30, 2022	$ 124
Beginning balance (in shares) at Dec. 31, 2021		121,631			3,252,204				3,252,204
Beginning balance at Dec. 31, 2021	(4,848)	$ 0	10,430	(15,278)	$ (4,848)				$ 33	10,398			(15,279)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(948)
Ending balance (in shares) at Sep. 30, 2022		121,631
Ending balance at Sep. 30, 2022	$ (5,706)	$ 0	10,520	(16,226)
Beginning balance (in shares) at Dec. 31, 2021	1,116					29,857
Beginning balance at Dec. 31, 2021	$ 124				124	$ 124
Ending balance (in shares) at Dec. 31, 2022						0
Ending balance at Dec. 31, 2022					$ 0	$ 0
Beginning balance (in shares) at Dec. 31, 2021		121,631			3,252,204				3,252,204
Beginning balance at Dec. 31, 2021	$ (4,848)	$ 0	10,430	(15,278)	$ (4,848)				$ 33	10,398			(15,279)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of warrants and non-contingent beneficial ownership feature in connection with convertible promissory note					60					60
Warrant issuance							$ 30	$ 571			$ 30	$ 571
Conversion of convertible promissory note (in shares)									592,857
Conversion of convertible promissory note					5,337				$ 5	5,332
Restricted stock awards issued in satisfaction of accrued compensation					417					417
Redemption of redeemable common stock (in shares)						(29,857)			(29,857)
Redemption of redeemable common stock					0	$ (124)			$ 0	0
Vesting of restricted stock (in shares)									3,571
Stock-based compensation					25					25
Net loss					$ (3,217)								(3,217)
Ending balance (in shares) at Dec. 31, 2022	142,821	142,820			3,818,775				3,818,775
Ending balance at Dec. 31, 2022	$ (1,625)	$ 0	16,871	(18,496)	$ (1,625)				$ 38	16,833			(18,496)
Beginning balance (in shares) at Mar. 31, 2022	1,116
Beginning balance at Mar. 31, 2022	$ 124
Ending balance (in shares) at Jun. 30, 2022	1,116
Ending balance at Jun. 30, 2022	$ 124
Beginning balance (in shares) at Mar. 31, 2022		121,631
Beginning balance at Mar. 31, 2022	(5,150)	$ 0	10,430	(15,580)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(295)			(295)
Ending balance (in shares) at Jun. 30, 2022		121,631
Ending balance at Jun. 30, 2022	$ (5,445)	$ 0	10,430	(15,875)
Ending balance (in shares) at Sep. 30, 2022	1,116
Ending balance at Sep. 30, 2022	$ 124
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of warrants and non-contingent beneficial ownership feature in connection with convertible promissory note	60		60
Warrant issuance	30		30
Net loss	(351)			(351)
Ending balance (in shares) at Sep. 30, 2022		121,631
Ending balance at Sep. 30, 2022	$ (5,706)	$ 0	10,520	(16,226)
Beginning balance (in shares) at Dec. 31, 2022						0
Beginning balance at Dec. 31, 2022					$ 0	$ 0
Beginning balance (in shares) at Dec. 31, 2022	142,821	142,820			3,818,775				3,818,775
Beginning balance at Dec. 31, 2022	$ (1,625)	$ 0	16,871	(18,496)	$ (1,625)				$ 38	16,833			(18,496)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Warrant issuance	532		532
Vesting of restricted stock (in shares)		67
Stock-based compensation	13		13
Net loss	(2,150)			(2,150)
Ending balance (in shares) at Mar. 31, 2023		142,887
Ending balance at Mar. 31, 2023	$ (3,230)	$ 0	17,416	(20,646)
Beginning balance (in shares) at Dec. 31, 2022						0
Beginning balance at Dec. 31, 2022					$ 0	$ 0
Beginning balance (in shares) at Dec. 31, 2022	142,821	142,820			3,818,775				3,818,775
Beginning balance at Dec. 31, 2022	$ (1,625)	$ 0	16,871	(18,496)	$ (1,625)				$ 38	$ 16,833			$ (18,496)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ (11,033)
Ending balance (in shares) at Sep. 30, 2023	422,333	422,333
Ending balance at Sep. 30, 2023	$ 2,227	$ 0	31,756	(29,529)
Beginning balance (in shares) at Mar. 31, 2023		142,887
Beginning balance at Mar. 31, 2023	(3,230)	$ 0	17,416	(20,646)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Vesting of restricted stock (in shares)		23,434
Stock-based compensation	13		13
Net loss	(6,746)			(6,746)
Ending balance (in shares) at Jun. 30, 2023		422,333
Ending balance at Jun. 30, 2023	4,038	$ 0	31,430	(27,392)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	326		326
Net loss	$ (2,137)			(2,137)
Ending balance (in shares) at Sep. 30, 2023	422,333	422,333
Ending balance at Sep. 30, 2023	$ 2,227	$ 0	$ 31,756	$ (29,529)